RELATED PARTY TRANSACTIONS (Details)			1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Jul. 30, 2020 shares	May 29, 2020 shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 D $ / shares	Dec. 31, 2020 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($)
Related Party Transaction. [Line Items]
Aggregate purchase price | $				$ 25,000			$ 25,000
Over-allotment option
Related Party Transaction. [Line Items]
Shares subject to forfeiture	750,000
Founder Shares | Sponsor | Class B common stock
Related Party Transaction. [Line Items]
Number of shares issued			5,750,000			5,750,000
Aggregate purchase price | $			$ 25,000			$ 25,000
Number of shares transferred (in shares)		155,000
Shares subject to forfeiture		750,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination					1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days	150 days